Other non-current assets, net (Tables)	6 Months Ended
Jun. 30, 2019
Assets, Noncurrent [Abstract]
Schedule of other non-current assets, net
	As at
	Jun 30, 2019	Dec 31, 2018
Amount receivable in respect of finance leases	2,880,000	2,880,000
Equipment, fixtures & fittings	673,101	669,511
	3,553,101	3,549,511